Non-controlling interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity attributable to non-controlling interest	£ 0	£ 2
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests	0	0
Equity attributable to non-controlling interest	0	2
Dividends paid to non-controlling interest	£ 0	£ 0